Provisions and other current liabilities (Details 3) - Restructuring provision - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring provisions movements [roll forward]
Provision at beginning of period	$ 222	$ 260	$ 333
Additions	194	343	399
Cash payments	(200)	(260)	(435)
Releases	(64)	(66)	(36)
Transfers	(7)	(76)
Currency translation effects	8	21	(1)
Provision at end of period	$ 153	$ 222	$ 260